Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net loss	$ (22,291)	$ (21,931)	$ (29,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,896	2,035	2,076
Securities received in payment of license fees		(750)
(Gain)/loss on discontinued operations	(129)	1,446	633
Share-based compensation	1,647	1,152	1,151
Loss on disposal of fixed assets	710	17	382
Impairment of patents	47
Loss/(gain) on sale of available for sale securities	2,045	(868)
Settlement and release			3,605
Impairment of investment			89
Asset deposit		375
Accrued interest on notes receivable			(83)
Changes in operating assets and liabilities:
Accounts receivable, net	(635)	276	363
Accounts receivable from related party, net		(4)
Notes receivable from related party, net			1,722
Product inventories	(1,599)	(4,896)	(98)
Prepaid expenses and other current assets	(449)	(1,352)	226
Other assets	125	33
Trade accounts payable	1,064	958	(7,297)
Accrued salaries and benefits	118	(736)	(878)
Accrued warranty	132	43	(2,880)
Deferred revenues	2,205
Accrued liabilities	(59)	(6)	5
Net cash used in operating activities	(15,172)	(24,208)	(30,324)
INVESTING ACTIVITIES
Sale of available for sale securities	2,599	2,006
Interest on available for sale securities	8	6	4
Purchase of property, plant and equipment	(953)	(149)	(2,773)
Proceeds from sale of assets	13		35
Net cash provided by (used in) investing activities	1,667	1,863	(2,734)
FINANCING ACTIVITIES:
Issuance of common shares for cash, net of issuance costs	692	12,813	10,000
Proceeds from exercise of stock options			528
Proceeds from exercise of warrants			752
Proceeds from recovery of short swing profits			177
Proceeds from notes payable	6	387	345
Payment of notes payable	(600)	(926)	(813)
Proceeds from long-term debt		58	12
Repayment of long-term debt	(20)	(15)
Contributions from minority interest		62
Net cash provided by financing activities	78	12,379	11,001
Net decrease in cash and cash equivalents	(13,427)	(9,966)	(22,057)
CASH AND CASH EQUIVALENTS:
Beginning of period	18,122	28,088	50,145
End of period	4,695	18,122	28,088
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	49	97	133
NON-CASH TRANSACTIONS:
Acquisition of assets included in accounts payable	26	75	10
Unrealized gain/(loss) on available for sale securities	1,560	313	(1,388)
Issuance of restricted stock to directors	320	397	303
Settlement of all known claims to Al Yousuf, LLC			3,605
Impairment of AlSher Titania fixed assets		1,308
Payment of license with stock		$ 750